Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2014	Jun. 30, 2013
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.05%	4.52%
Average increase in compensation	5.12%	5.13%
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.90%	1.50%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.20%	4.59%
Average increase in compensation	5.00%	6.00%